Quarterly Holdings Report
for
Fidelity® Japan Fund
July 31, 2026
JPN-NPRT3-0926
1.804854.122
Common Stocks - 99.5%
	Shares	Value ($)
JAPAN - 98.5%
Communication Services - 3.2%
Entertainment - 2.0%
Konami Group Corp	59,600	7,677,643
Nintendo Co Ltd	299,800	14,301,111
		21,978,754
Wireless Telecommunication Services - 1.2%
SoftBank Group Corp	396,100	12,337,528
TOTAL COMMUNICATION SERVICES		34,316,282
Consumer Discretionary - 12.8%
Automobile Components - 0.7%
Yokohama Rubber Co Ltd/The (b)	150,600	7,153,631
Automobiles - 3.6%
Toyota Motor Corp	2,062,300	39,028,373
Broadline Retail - 0.8%
Pan Pacific International Holdings Corp	1,451,000	8,129,117
Hotels, Restaurants & Leisure - 1.3%
Curves Holdings Co Ltd	975,000	5,852,611
Kyoritsu Maintenance Co Ltd	396,000	8,606,031
		14,458,642
Household Durables - 5.4%
Open House Group Co Ltd	179,700	9,548,832
Panasonic Holdings Corp	896,800	23,713,605
Sony Group Corp	799,500	18,683,414
Sumitomo Forestry Co Ltd	577,600	4,871,722
		56,817,573
Leisure Products - 0.3%
Roland Corp	141,600	3,720,442
Specialty Retail - 0.7%
Fast Retailing Co Ltd	16,000	7,834,708
TOTAL CONSUMER DISCRETIONARY		137,142,486
Consumer Staples - 6.6%
Beverages - 0.7%
Asahi Group Holdings Ltd (b)	727,400	7,591,292
Consumer Staples Distribution & Retail - 0.8%
Tsuruha Holdings Inc (b)	591,845	9,034,967
Food Products - 2.4%
Ajinomoto Co Inc	493,400	15,215,660
Kewpie Corp	359,500	10,273,750
		25,489,410
Personal Care Products - 1.6%
Rohto Pharmaceutical Co Ltd	378,600	5,669,995
Shiseido Co Ltd	592,300	11,700,084
		17,370,079
Tobacco - 1.1%
Japan Tobacco Inc	260,900	11,632,720
TOTAL CONSUMER STAPLES		71,118,468
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
ENEOS Holdings Inc	840,400	6,940,470
Inpex Corp	694,100	15,998,080
TOTAL ENERGY		22,938,550
Financials - 15.7%
Banks - 10.4%
Chiba Bank Ltd/The	385,500	6,266,325
Mizuho Financial Group Inc	600,800	31,147,996
Sumitomo Mitsui Financial Group Inc	1,568,200	67,383,887
Suruga Bank Ltd	446,700	7,234,051
		112,032,259
Capital Markets - 0.8%
SBI Holdings Inc	426,700	8,055,365
Financial Services - 2.6%
ORIX Corp	683,000	27,565,440
Insurance - 1.9%
LIFENET INSURANCE CO (b)(c)	370,700	3,869,000
Tokio Marine Holdings Inc	322,700	16,446,858
		20,315,858
TOTAL FINANCIALS		167,968,922
Health Care - 6.4%
Health Care Equipment & Supplies - 3.1%
Asahi Intecc Co Ltd	280,700	6,332,913
Hoya Corp	140,000	21,408,384
Nakanishi Inc	282,000	5,359,059
		33,100,356
Pharmaceuticals - 3.3%
Chugai Pharmaceutical Co Ltd	420,700	18,254,743
Takeda Pharmaceutical Co Ltd	503,800	17,298,296
		35,553,039
TOTAL HEALTH CARE		68,653,395
Industrials - 26.4%
Building Products - 2.0%
Daikin Industries Ltd	107,400	15,557,413
Nitto Boseki Co Ltd (b)	314,500	5,401,612
		20,959,025
Construction & Engineering - 0.7%
COMSYS Holdings Corp	237,500	7,795,580
Electrical Equipment - 3.6%
Furukawa Electric Co Ltd	736,000	14,044,299
Mitsubishi Electric Corp	160,800	5,792,518
NIDEC CORP (c)	477,200	7,662,804
SWCC Corp	162,700	11,215,273
		38,714,894
Industrial Conglomerates - 4.6%
Hikari Tsushin Inc	36,200	8,851,506
Hitachi Ltd	1,229,100	40,278,290
		49,129,796
Machinery - 9.7%
Ebara Corp	518,100	17,588,253
Hoshizaki Corp (b)	161,000	5,741,827
IHI Corp	819,600	14,330,670
Japan Engine Corp (b)	121,500	7,039,398
Japan Steel Works Ltd/The	162,600	7,533,710
Kawasaki Heavy Industries Ltd	584,900	9,992,818
Mitsubishi Heavy Industries Ltd	867,500	20,266,829
Namura Shipbuilding Co Ltd (b)	368,400	9,879,773
Noritake Co Ltd	176,000	3,695,817
Yaskawa Electric Corp	279,900	8,334,809
		104,403,904
Professional Services - 3.4%
BayCurrent Inc	144,300	6,508,525
Gakujo Co Ltd	128,800	1,310,732
Persol Holdings Co Ltd	6,018,500	9,992,065
SIGMAXYZ Holdings Inc	663,000	2,490,010
SMS Co Ltd	238,300	3,308,679
Timee Inc (b)(c)	784,700	7,236,399
Visional Inc (c)	97,100	5,350,249
		36,196,659
Trading Companies & Distributors - 2.4%
ITOCHU Corp	2,021,600	25,370,295
TOTAL INDUSTRIALS		282,570,153
Information Technology - 14.8%
Electronic Equipment, Instruments & Components - 3.5%
Dexerials Corp	425,000	8,578,988
Hamamatsu Photonics KK	467,300	6,652,991
Ibiden Co Ltd (b)	162,300	16,236,954
Jeol Ltd	118,300	6,005,720
		37,474,653
IT Services - 3.6%
ExaWizards Inc (b)(c)	774,300	3,748,037
Fujitsu Ltd	409,300	9,434,068
NEC Corp	428,700	12,740,394
NSD Co Ltd	354,200	6,328,013
TechMatrix Corp	482,200	6,215,880
		38,466,392
Semiconductors & Semiconductor Equipment - 6.9%
Advantest Corp	111,400	22,010,628
Kioxia Holdings Corp (c)	70,300	19,595,172
Renesas Electronics Corp	1,235,000	24,754,043
Rohm Co Ltd (b)	302,300	8,015,953
		74,375,796
Software - 0.8%
Money Forward Inc (b)(c)	250,800	8,743,667
TOTAL INFORMATION TECHNOLOGY		159,060,508
Materials - 8.5%
Chemicals - 6.9%
Carlit Co Ltd (b)	292,200	4,181,440
MEC Co Ltd	128,600	6,674,729
Mitsubishi Gas Chemical Co Inc	287,400	7,423,627
Mitsui Chemicals Inc	420,000	5,522,066
NOF Corp	426,200	7,405,398
Resonac Holdings Corp (b)	154,500	12,869,716
Shin-Etsu Chemical Co Ltd	535,800	19,101,345
Toyo Gosei Co Ltd (b)	137,700	10,916,183
		74,094,504
Metals & Mining - 1.6%
JX Advanced Metals Corp	454,400	10,527,626
Mitsui Kinzoku Co Ltd (b)	34,700	6,533,079
		17,060,705
TOTAL MATERIALS		91,155,209
Real Estate - 2.0%
Real Estate Management & Development - 2.0%
Relo Group Inc	612,000	7,721,541
Sumitomo Realty & Development Co Ltd	607,600	13,618,952
TOTAL REAL ESTATE		21,340,493
TOTAL JAPAN		1,056,264,466
KOREA (SOUTH) - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Webtoon Entertainment Inc (c)	220,600	2,011,872
UNITED STATES - 0.9%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Space Exploration Technologies Corp (a)	86,752	9,401,314
TOTAL COMMON STOCKS (Cost $698,221,741)		1,067,677,652

Money Market Funds - 6.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.69	2,307,125	2,307,587
Fidelity Securities Lending Cash Central Fund (d)(e)	3.72	65,213,193	65,219,714
TOTAL MONEY MARKET FUNDS (Cost $67,527,301)			67,527,301

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $765,749,042)	1,135,204,953
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(62,494,520)
NET ASSETS - 100.0%	1,072,710,433

Legend

(a)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $9,401,314 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $5,356,179.
Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Space Exploration Technologies Corp	12/8/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	1,181,280	67,192,208	66,065,976	39,826	75	-	2,307,587	2,307,125
Fidelity Securities Lending Cash Central Fund	61,202,905	322,883,440	318,867,585	753,822	954	-	65,219,714	65,213,193
	62,384,185	390,075,648	384,933,561	793,648	1,029	-	67,527,301

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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